Prepaid Expenses And Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Advance to suppliers	[1]	$ 512,900	$ 70,228
Prepaid expenses	[2]	217,064	257,479
Other receivables	[3]	103,274	110,338
Less: allowance for doubtful accounts
Prepaid expenses and other current assets, net		$ 833,238	$ 438,045

[1]	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products.
[2]	Prepaid expenses primarily represent prepaid rental expenses and other miscellaneous expenses for the Company’s bakery stores.
[3]	Other receivables are mainly business advances to officers and staff for business travel and sundry expenses.